UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                                 --------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aragon Global Management, LLC
Address:          180 North Stetson Ave, Suite 5350
                  Prudential Plaza
                  Chicago, IL 60601

Form 13F File Number:  28-12796
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Stephens
Title:   Chief Financial Officer
Phone:   312.267.6810

Signature, Place, and Date of Signing:

    /s/ Sean Stephens            Chicago, IL                May 15, 2009
------------------------        -------------               ------------
    [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -------------

Form 13F Information Table Entry Total:         26
                                          -------------

Form 13F Information Table Value Total:      $53,299
                                          -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                    ARAGON GLOBAL MANAGEMENT, LLC
                                                              FORM 13F
                                                    QUARTER ENDED MARCH 31, 2009


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                             CLASS                          VALUE    SHRS OR SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
                             -----                          -----    ----------------  ----------     -----    ----------------
NAME OF ISSUER               TITLE                CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------               ---------------    ---------  --------  ------- --- ----  ----------   --------   ----  ------ ----
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC              COM          075896100       705   28,500  SH          SOLE               28,500
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BEST BUY INC                       COM          086516101     3,660   96,422  SH          SOLE               96,422
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CME GROUP INC                      COM          12572Q105     1,141    4,630  SH          SOLE                4,630
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DISCOVERY COMMUNICATNS NEW      COM SER A       25470F104     2,694  168,146  SH          SOLE              168,146
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DOLLAR TREE INC                    COM          256746108     3,948   88,629  SH          SOLE               88,629
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EQUINIX INC                      COM NEW        29444U502     6,985  124,402  SH          SOLE              124,402
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO       COM          35671D857     1,752   45,984  SH          SOLE               45,984
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GAFISA S A                      SPONS ADR       362607301       757   75,733  SH          SOLE               75,733
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GAP INC DEL                        COM          364760108     1,210   93,165  SH          SOLE               93,165
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GOLDMAN SACHS GROUP INC            COM          38141G104     3,471   32,742  SH          SOLE               32,742
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GOOGLE INC                         CL A         38259P508     1,479    4,250  SH          SOLE                4,250
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GRUPO TELEVISA SA DE CV       SP ADR REP ORD    40049J206       481   35,300  SH          SOLE               35,300
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GYMBOREE CORP                      COM          403777105     1,292   60,509  SH          SOLE               60,509
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IAC INTERACTIVECORP           COM PAR $.001     44919P508     2,899  190,342  SH          SOLE              190,342
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ITT EDUCATIONAL SERVICES INC       COM          45068B109     1,769   14,570  SH          SOLE               14,570
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MASTERCARD INC                     CL A         57636Q104     1,872   11,175  SH          SOLE               11,175
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MONSANTO CO NEW                    COM          61166W101     1,471   17,700  SH          SOLE               17,700
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PRICELINE COM INC                COM NEW        741503403     2,184   27,720  SH          SOLE               27,720
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SBA COMMUNICATIONS CORP            COM          78388J106     1,402   60,164  SH          SOLE               60,164
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SEMICONDUCTOR HLDRS TR           DEP RCPT       816636203     1,440   77,000  SH          SOLE               77,000
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TIME WARNER INC                    COM          887317105       295   15,299  SH          SOLE               15,299
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TRANSOCEAN LTD                   REG SHS        H8817H100     2,120   36,023  SH          SOLE               36,023
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TW TELECOM INC                     COM          87311L104     1,641  187,523  SH          SOLE              187,523
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UNION PAC CORP                     COM          907818108     2,805   68,227  SH          SOLE               68,227
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VIRGIN MEDIA INC                   COM          92769L101       694  144,500  SH          SOLE              144,500
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VIVO PARTICIPACOES S A       SPON ADR PFD NEW   92855S200     3,132  240,034  SH          SOLE              240,034
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